NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VA Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
4,837 shares (cost $134,727)	$222,364
NVIT Nationwide Fund - Class IV (TRF4)
28,594 shares (cost $281,458)	418,041
NVIT Government Bond Fund - Class IV (GBF4)
24,136 shares (cost $283,271)	266,940
American Century NVIT Growth Fund - Class IV (CAF4)
5,963 shares (cost $65,792)	133,029
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,834 shares (cost $48,851)	64,580
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
11,473 shares (cost $107,977)	115,644
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
24,551 shares (cost $212,883)	308,846
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
6,610 shares (cost $59,689)	104,840
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
10,126 shares (cost $151,680)	237,344
NVIT S&P 500 Index Fund - Class IV (GVEX4)
90,535 shares (cost $783,380)	1,296,459
NVIT Large Cap Growth Fund - Class I (NVOLG1)
63,053 shares (cost $1,011,041)	1,433,836
NVIT Large Cap Growth Fund - Class II (NVOLG2)
248 shares (cost $4,058)	5,628
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
10,399 shares (cost $106,702)	172,928
NVIT Money Market Fund - Class IV (SAM4)
669,811 shares (cost $669,811)	669,811
Growth and Income Portfolio - Initial Shares (DGI)
7,026 shares (cost $132,485)	229,614
Variable Series I - DWS Bond VIP - Class A (SVSB1)
34,904 shares (cost $194,594)	197,906
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
43,151 shares (cost $319,490)	550,613
Variable Series I - DWS International VIP - Class A (SVSI1)
20,488 shares (cost $175,942)	161,038
Managed Volatility Fund II (FVU2)
6,345 shares (cost $52,036)	66,812
Fund for US Government Securities II (FVUS2)
10,790 shares (cost $120,594)	119,981
Equity-Income Portfolio - Initial Class (FEIP)
31,849 shares (cost $616,162)	772,983
High Income Portfolio - Initial Class (FHIP)
37,146 shares (cost $200,451)	205,044
VIP Asset Manager Portfolio - Initial Class (FAMP)
31,771 shares (cost $452,484)	544,871
VIP Growth Portfolio - Initial Class (FGP)
16,675 shares (cost $535,003)	1,058,525
VIP Growth Portfolio - Service Class 2 (FG2)
514 shares (cost $13,857)	32,301

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Service Class 2 (FO2)
968 shares (cost $14,239)	17,963
Total Return Portfolio - Administrative Class (PMVTRA)
915 shares (cost $10,264)	10,244
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
4,088 shares (cost $44,618)	38,142
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
12,648 shares (cost $121,423)	163,788
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
4,120 shares (cost $142,465)	104,531
Advantage VT Discovery Fund (SVDF)
6,542 shares (cost $126,114)	200,903
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,787 shares (cost $47,053)	109,293

Total Investments	$10,034,842

Other Accounts Receivable	3,778
Accounts Receivable-American Century NVIT Growth Fund - Class IV (CAF4)	224
Accounts Receivable-Invesco NVIT Comstock Value Fund - Class IV (EIF4)	238
Accounts Receivable-VIP Growth Portfolio - Service Class 2 (FG2)	19
Accounts Receivable-VIP Overseas Portfolio - Service Class 2 (FO2)	215
Accounts Receivable-Managed Volatility Fund II (FVU2)	36
Accounts Receivable-Fund for US Government Securities II (FVUS2)	237
Accounts Receivable-NVIT Government Bond Fund - Class IV (GBF4)	394
Accounts Receivable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	159
Accounts Receivable-NVIT Large Cap Growth Fund - Class II (NVOLG2)	46
Accounts Receivable-Total Return Portfolio - Administrative Class (PMVTRA)	53
Accounts Receivable-NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	358
Accounts Receivable-Variable Series I - DWS International VIP - Class A (SVSI1)	53
Accounts Receivable-NVIT Nationwide Fund - Class IV (TRF4)	346
Accounts Receivable-VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	389
Accounts Receivable-VIP Trust Emerging Markets Fund - Initial Class (VWEM)	376
Accounts Receivable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	303

Accounts Payable-Growth and Income Portfolio - Initial Shares (DGI)	(672)
Accounts Payable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(570)
Accounts Payable-VIP Asset Manager Portfolio - Initial Class (FAMP)	(138)
Accounts Payable-VIP Growth Portfolio - Initial Class (FGP)	(532)
Accounts Payable-High Income Portfolio - Initial Class (FHIP)	(248)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	(137)
Accounts Payable-NVIT S&P 500 Index Fund - Class IV (GVEX4)	(917)
Accounts Payable-NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(314)
Accounts Payable-NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	(444)
Accounts Payable-Advantage VT Discovery Fund (SVDF)	(230)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(180)
Accounts Payable-Variable Series I - DWS Bond VIP - Class A (SVSB1)	(433)
Accounts Payable-Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	(560)

$10,036,691

Contract Owners’ Equity:
Accumulation units	10,036,691

Total Contract Owners’ Equity (note 5)	$10,036,691

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	DSRG	TRF4	GBF4	CAF4	GVIDM	GVDIV4	NVMMG1
Reinvested dividends	$131,604	2,225	4,824	5,303	456	1,134	5,746	-
Mortality and expense risk charges (note 2d)	(150,885)	(2,995)	(5,982)	(3,708)	(1,852)	(1,000)	(1,875)	(5,166)

Net investment income (loss)	(19,281)	(770)	(1,158)	1,595	(1,396)	134	3,871	(5,166)

Realized gain (loss) on investments	513,094	10,921	8,798	(427)	5,079	8,008	1,320	41,684
Change in unrealized gain (loss) on investments	(280,096)	(1,339)	35,295	6,957	8,662	(5,393)	(18,755)	(82,706)

Net gain (loss) on investments	232,998	9,582	44,093	6,530	13,741	2,615	(17,435)	(41,022)

Reinvested capital gains	356,518	14,549	-	-	-	-	-	47,280

Net increase (decrease) in contract owners’ equity resulting from operations	$570,235	23,361	42,935	8,125	12,345	2,749	(13,564)	1,092

Investment Activity:	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4	DGI
Reinvested dividends	$693	408	23,009	10,239	26	3,059	-	2,031
Mortality and expense risk charges (note 2d)	(1,996)	(3,504)	(19,986)	(20,044)	(640)	(2,599)	(9,927)	(3,695)

Net investment income (loss)	(1,303)	(3,096)	3,023	(9,805)	(614)	460	(9,927)	(1,664)

Realized gain (loss) on investments	32,512	13,207	115,986	68,937	25,706	5,065	-	22,543
Change in unrealized gain (loss) on investments	(39,956)	(49,230)	35,590	(106,556)	(22,926)	6,836	-	(1,915)

Net gain (loss) on investments	(7,444)	(36,023)	151,576	(37,619)	2,780	11,901	-	20,628

Reinvested capital gains	13,056	36,835	-	150,112	574	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,309	(2,284)	154,599	102,688	2,740	12,361	(9,927)	18,964

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP	FAMP
Reinvested dividends	$7,259	5,879	3,515	2,205	4,693	21,758	12,123	8,260
Mortality and expense risk charges (note 2d)	(2,893)	(7,531)	(2,779)	(955)	(2,051)	(10,959)	(3,119)	(8,323)

Net investment income (loss)	4,366	(1,652)	736	1,250	2,642	10,799	9,004	(63)

Realized gain (loss) on investments	1,222	21,084	(18,132)	692	(221)	(20,568)	7,615	12,615
Change in unrealized gain (loss) on investments	4,893	32,341	(9,604)	(4,929)	2,322	50,330	(16,662)	(15,177)

Net gain (loss) on investments	6,115	53,425	(27,736)	(4,237)	2,101	29,762	(9,047)	(2,562)

Reinvested capital gains	-	-	-	4,642	-	11,075	-	28,037

Net increase (decrease) in contract owners’ equity resulting from operations	$10,481	51,773	(27,000)	1,655	4,743	51,636	(43)	25,412

Investment Activity:	FGP	FG2	FO2	PMVHYA	PMVTRA	VWBF	VWEM	VWHA
Reinvested dividends	$1,950	-	211	641	677	2,136	945	140
Mortality and expense risk charges (note 2d)	(16,129)	(667)	(344)	(170)	(538)	(568)	(2,505)	(2,118)

Net investment income (loss)	(14,179)	(667)	(133)	471	139	1,568	(1,560)	(1,978)

Realized gain (loss) on investments	112,316	14,476	259	2,878	3,644	(985)	14,266	(4,309)
Change in unrealized gain (loss) on investments	12,096	(8,908)	(2,330)	(2,617)	(2,223)	(3,520)	(36,279)	(22,829)

Net gain (loss) on investments	124,412	5,568	(2,071)	261	1,421	(4,505)	(22,013)	(27,138)

Reinvested capital gains	-	-	7	-	-	3,413	21,583	-

Net increase (decrease) in contract owners’ equity resulting from operations	$110,233	4,901	(2,197)	732	1,560	476	(1,990)	(29,116)

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SVDF	SVOF
Reinvested dividends	$-	59
Mortality and expense risk charges (note 2d)	(2,776)	(1,491)

Net investment income (loss)	(2,776)	(1,432)

Realized gain (loss) on investments	4,064	2,839
Change in unrealized gain (loss) on investments	(29,284)	7,720

Net gain (loss) on investments	(25,220)	10,559

Reinvested capital gains	25,355	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,641)	9,127

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		DSRG		TRF4		GBF4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(19,281)	(6,715)	(770)	(399)	(1,158)	(336)	1,595	1,678
Realized gain (loss) on investments	513,094	251,247	10,921	16,322	8,798	1,658	(427)	(439)
Change in unrealized gain (loss) on investments	(280,096)	1,930,963	(1,339)	42,998	35,295	107,244	6,957	(19,089)
Reinvested capital gains	356,518	94,087	14,549	-	-	-	-	3,087

Net increase (decrease) in contract owners’ equity resulting from operations	570,235	2,269,582	23,361	58,921	42,935	108,566	8,125	(14,763)

Equity transactions:
Purchase payments received from contract owners (note 2a)	4,793	97,125	(138)	(475)	(145)	1,231	(323)	81,383
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(364)	(16,738)	801	(1,937)	(323)	3,300
Redemptions (note 2)	(1,968,194)	(1,314,971)	(22,658)	(24,634)	(89,998)	(37,953)	(769)	(4,802)
Net policy repayments (loans) (note 2b)	(1,795)	(1,202)	(116)	(69)	-	-	(22)	(17)
Administrative charges (note 2c)	(776)	(865)	(22)	(15)	(22)	(18)	(3)	(4)
Adjustments to maintain reserves	963	1,409	957	(192)	217	(529)	(533)	141

Net equity transactions	(1,965,009)	(1,218,504)	(22,341)	(42,123)	(89,147)	(39,206)	(1,973)	80,001

Net change in contract owners’ equity	(1,394,774)	1,051,078	1,020	16,798	(46,212)	69,360	6,152	65,238
Contract owners’ equity beginning of period	11,431,465	10,380,387	221,914	205,116	463,907	394,547	260,394	195,156

Contract owners’ equity end of period	$10,036,691	11,431,465	222,934	221,914	417,695	463,907	266,546	260,394

CHANGES IN UNITS:
Beginning units	9,730	11,203	147	180	342	428	271	192
Units purchased	37	292	1	-	-	1	-	84
Units redeemed	(1,633)	(1,765)	(16)	(33)	(57)	(87)	(2)	(5)

Ending units	8,134	9,730	132	147	285	342	269	271

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CAF4		GVIDM		GVDIV4		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,396)	(875)	134	184	3,871	985	(5,166)	(5,028)
Realized gain (loss) on investments	5,079	3,426	8,008	11,951	1,320	(3,922)	41,684	22,602
Change in unrealized gain (loss) on investments	8,662	27,488	(5,393)	709	(18,755)	29,592	(82,706)	69,776
Reinvested capital gains	-	-	-	-	-	-	47,280	25,857

Net increase (decrease) in contract owners’ equity resulting from operations	12,345	30,039	2,749	12,844	(13,564)	26,655	1,092	113,207

Equity transactions:
Purchase payments received from contract owners (note 2a)	(115)	88	153	1,523	(175)	(153)	(335)	(265)
Transfers between subaccounts (including fixed account), net (note 3)	(2,336)	(2,095)	-	-	4,285	(8,927)	259	(2,389)
Redemptions (note 2)	(10,180)	(6,015)	(25,958)	(45,148)	(26,502)	(44,235)	(93,394)	(44,474)
Net policy repayments (loans) (note 2b)	-	-	-	-	-	(1)	-	(1)
Administrative charges (note 2c)	-	-	(7)	(20)	(1)	(31)	(29)	(38)
Adjustments to maintain reserves	(580)	169	380	275	587	(448)	(115)	(14)

Net equity transactions	(13,211)	(7,853)	(25,432)	(43,370)	(21,806)	(53,795)	(93,614)	(47,181)

Net change in contract owners’ equity	(866)	22,186	(22,683)	(30,526)	(35,370)	(27,140)	(92,522)	66,026
Contract owners’ equity beginning of period	133,671	111,485	87,577	118,103	151,151	178,291	401,209	335,183

Contract owners’ equity end of period	$132,805	133,671	64,894	87,577	115,781	151,151	308,687	401,209

CHANGES IN UNITS:
Beginning units	179	191	246	519	152	253	444	500
Units purchased	-	1	-	2	4	1	-	-
Units redeemed	(17)	(13)	(32)	(275)	(22)	(102)	(89)	(56)

Ending units	162	179	214	246	134	152	355	444

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF4		SCF4		GVEX4		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,303)	(1,328)	(3,096)	(3,061)	3,023	5,624	(9,805)	(8,770)
Realized gain (loss) on investments	32,512	44,177	13,207	9,201	115,986	59,596	68,937	52,445
Change in unrealized gain (loss) on investments	(39,956)	18,360	(49,230)	74,527	35,590	287,509	(106,556)	367,850
Reinvested capital gains	13,056	-	36,835	-	-	-	150,112	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,309	61,209	(2,284)	80,667	154,599	352,729	102,688	411,525

Equity transactions:
Purchase payments received from contract owners (note 2a)	(158)	(171)	(240)	(66)	576	3,978	(432)	(1,118)
Transfers between subaccounts (including fixed account), net (note 3)	(585)	(3,162)	741	(4,020)	(1,341)	(20,890)	4,528	(57,287)
Redemptions (note 2)	(58,096)	(87,387)	(28,555)	(63,744)	(285,969)	(188,081)	(174,808)	(148,258)
Net policy repayments (loans) (note 2b)	-	(1)	(24)	(19)	(1,023)	(642)	(144)	(73)
Administrative charges (note 2c)	(20)	(18)	(4)	(10)	(144)	(157)	(82)	(81)
Adjustments to maintain reserves	457	(19)	(542)	276	214	1,328	(99)	(113)

Net equity transactions	(58,402)	(90,758)	(28,624)	(67,583)	(287,687)	(204,464)	(171,037)	(206,930)

Net change in contract owners’ equity	(54,093)	(29,549)	(30,908)	13,084	(133,088)	148,265	(68,349)	204,595
Contract owners’ equity beginning of period	159,377	188,926	267,894	254,810	1,430,464	1,282,199	1,502,235	1,297,640

Contract owners’ equity end of period	$105,284	159,377	236,986	267,894	1,297,376	1,430,464	1,433,886	1,502,235

CHANGES IN UNITS:
Beginning units	131	215	236	312	675	788	1,423	1,657
Units purchased	1	-	1	1	1	4	-	-
Units redeemed	(50)	(84)	(27)	(77)	(128)	(117)	(157)	(234)

Ending units	82	131	210	236	548	675	1,266	1,423

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG2		EIF4		SAM4		DGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(614)	(512)	460	(2,380)	(9,927)	(12,673)	(1,664)	(1,263)
Realized gain (loss) on investments	25,706	240	5,065	(17)	-	-	22,543	688
Change in unrealized gain (loss) on investments	(22,926)	18,019	6,836	51,360	-	-	(1,915)	77,584
Reinvested capital gains	574	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,740	17,747	12,361	48,963	(9,927)	(12,673)	18,964	77,009

Equity transactions:
Purchase payments received from contract owners (note 2a)	(112)	(140)	(186)	(109)	(499)	(467)	655	104
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(1,444)	(4,190)	(8,268)	55,322	-	17,326
Redemptions (note 2)	(66,284)	-	(24,942)	(16,808)	(180,384)	(124,227)	(88,623)	(7,325)
Net policy repayments (loans) (note 2b)	-	-	-	(1)	(67)	(54)	(138)	(90)
Administrative charges (note 2c)	-	-	(15)	(6)	(81)	(187)	(16)	(11)
Adjustments to maintain reserves	411	(769)	(637)	553	108	(223)	(73)	855

Net equity transactions	(65,985)	(909)	(27,224)	(20,561)	(189,191)	(69,836)	(88,195)	10,859

Net change in contract owners’ equity	(63,245)	16,838	(14,863)	28,402	(199,118)	(82,509)	(69,231)	87,868
Contract owners’ equity beginning of period	68,827	51,989	187,553	159,151	868,871	951,380	299,517	211,649

Contract owners’ equity end of period	$5,582	68,827	172,690	187,553	669,753	868,871	230,286	299,517

CHANGES IN UNITS:
Beginning units	66	67	200	227	1,306	1,410	192	183
Units purchased	-	-	-	1	12	83	1	15
Units redeemed	(61)	(1)	(29)	(28)	(297)	(187)	(57)	(6)

Ending units	5	66	171	200	1,021	1,306	136	192

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVSB1		SVSGI1		SVSI1		FVU2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,366	4,657	(1,652)	49	736	7,416	1,250	991
Realized gain (loss) on investments	1,222	726	21,084	5,307	(18,132)	(24,483)	692	1,809
Change in unrealized gain (loss) on investments	4,893	(14,546)	32,341	143,561	(9,604)	51,118	(4,929)	8,692
Reinvested capital gains	-	-	-	-	-	-	4,642	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,481	(9,163)	51,773	148,917	(27,000)	34,051	1,655	11,492

Equity transactions:
Purchase payments received from contract owners (note 2a)	(178)	(281)	740	(630)	162	1,542	(49)	(55)
Transfers between subaccounts (including fixed account), net (note 3)	(613)	20,485	-	(18,186)	2,847	(9,863)	-	-
Redemptions (note 2)	(16,040)	(4,024)	(55,050)	(15,378)	(28,432)	(20,773)	(1,127)	(5,901)
Net policy repayments (loans) (note 2b)	-	-	-	-	(82)	(73)	-	-
Administrative charges (note 2c)	(8)	-	(27)	(8)	(8)	(14)	-	(6)
Adjustments to maintain reserves	1	419	92	812	(463)	514	(102)	439

Net equity transactions	(16,838)	16,599	(54,245)	(33,390)	(25,976)	(28,667)	(1,278)	(5,523)

Net change in contract owners’ equity	(6,357)	7,436	(2,472)	115,527	(52,976)	5,384	377	5,969
Contract owners’ equity beginning of period	204,696	197,260	553,645	438,118	213,961	208,577	66,399	60,430

Contract owners’ equity end of period	$198,339	204,696	551,173	553,645	160,985	213,961	66,776	66,399

CHANGES IN UNITS:
Beginning units	242	223	391	419	244	282	54	59
Units purchased	-	24	1	1	4	3	-	-
Units redeemed	(19)	(5)	(39)	(29)	(37)	(41)	(1)	(5)

Ending units	223	242	353	391	211	244	53	54

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVUS2		FEIP		FHIP		FAMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,642	3,155	10,799	9,066	9,004	9,732	(63)	984
Realized gain (loss) on investments	(221)	(185)	(20,568)	(19,201)	7,615	10,487	12,615	3,421
Change in unrealized gain (loss) on investments	2,322	(8,983)	50,330	144,438	(16,662)	(10,539)	(15,177)	70,515
Reinvested capital gains	-	-	11,075	54,589	-	-	28,037	1,425

Net increase (decrease) in contract owners’ equity resulting from operations	4,743	(6,013)	51,636	188,892	(43)	9,680	25,412	76,345

Equity transactions:
Purchase payments received from contract owners (note 2a)	(78)	368	4,855	5,501	138	99	916	4,308
Transfers between subaccounts (including fixed account), net (note 3)	(197)	12,203	(897)	11,430	99	18,448	253	664
Redemptions (note 2)	(42,862)	(21,804)	(161,472)	(70,186)	(20,736)	(30,767)	(91,706)	(47,848)
Net policy repayments (loans) (note 2b)	-	(6)	(92)	(80)	-	-	-	-
Administrative charges (note 2c)	(17)	(8)	(11)	(75)	(22)	(18)	(121)	(6)
Adjustments to maintain reserves	227	(170)	858	(1,680)	168	(88)	(419)	160

Net equity transactions	(42,927)	(9,417)	(156,759)	(55,090)	(20,353)	(12,326)	(91,077)	(42,722)

Net change in contract owners’ equity	(38,184)	(15,430)	(105,123)	133,802	(20,396)	(2,646)	(65,665)	33,623
Contract owners’ equity beginning of period	157,928	173,358	878,034	744,232	225,688	228,334	610,674	577,051

Contract owners’ equity end of period	$119,744	157,928	772,911	878,034	205,292	225,688	545,009	610,674

CHANGES IN UNITS:
Beginning units	166	176	436	467	193	204	435	469
Units purchased	1	13	3	14	1	17	1	4
Units redeemed	(45)	(23)	(81)	(45)	(18)	(28)	(64)	(38)

Ending units	122	166	358	436	176	193	372	435

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGP		FG2		FO2		PMVHYA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(14,179)	(11,525)	(667)	(653)	(133)	(71)	471	756
Realized gain (loss) on investments	112,316	42,493	14,476	5,427	259	(65)	2,878	54
Change in unrealized gain (loss) on investments	12,096	275,465	(8,908)	9,631	(2,330)	6,764	(2,617)	(29)
Reinvested capital gains	-	713	-	34	7	101	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	110,233	307,146	4,901	14,439	(2,197)	6,729	732	781

Equity transactions:
Purchase payments received from contract owners (note 2a)	282	(214)	(122)	(118)	(56)	(58)	(33)	(47)
Transfers between subaccounts (including fixed account), net (note 3)	1,542	(7,900)	-	-	-	-	-	-
Redemptions (note 2)	(213,950)	(97,464)	(27,533)	(13,740)	(9,196)	(7,635)	(19,771)	-
Net policy repayments (loans) (note 2b)	(46)	(37)	-	-	-	-	-	-
Administrative charges (note 2c)	(83)	(97)	-	(5)	-	(3)	-	-
Adjustments to maintain reserves	158	1,098	196	(130)	(242)	(174)	(2)	44

Net equity transactions	(212,097)	(104,614)	(27,459)	(13,993)	(9,494)	(7,870)	(19,806)	(3)

Net change in contract owners’ equity	(101,864)	202,532	(22,558)	446	(11,691)	(1,141)	(19,074)	778
Contract owners’ equity beginning of period	1,160,921	958,389	54,840	54,394	29,439	30,580	19,074	18,296

Contract owners’ equity end of period	$1,059,057	1,160,921	32,282	54,840	17,748	29,439	-	19,074

CHANGES IN UNITS:
Beginning units	628	697	106	141	51	68	19	19
Units purchased	1	2	-	-	-	-	-	-
Units redeemed	(107)	(71)	(49)	(35)	(17)	(17)	(19)	-

Ending units	522	628	57	106	34	51	-	19

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRA		VWBF		VWEM		VWHA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$139	445	1,568	381	(1,560)	835	(1,978)	(1,100)
Realized gain (loss) on investments	3,644	89	(985)	20	14,266	1,372	(4,309)	(300)
Change in unrealized gain (loss) on investments	(2,223)	(2,901)	(3,520)	(4,932)	(36,279)	18,271	(22,829)	11,510
Reinvested capital gains	-	479	3,413	8	21,583	-	-	2,832

Net increase (decrease) in contract owners’ equity resulting from operations	1,560	(1,888)	476	(4,523)	(1,990)	20,478	(29,116)	12,942

Equity transactions:
Purchase payments received from contract owners (note 2a)	(83)	(122)	258	1,681	(207)	88	(66)	(69)
Transfers between subaccounts (including fixed account), net (note 3)	-	-	43	9,714	766	11,166	205	70
Redemptions (note 2)	(45,967)	-	(3,384)	(14,138)	(20,396)	(111,310)	(23,245)	(2,112)
Net policy repayments (loans) (note 2b)	-	-	-	-	(23)	(19)	(18)	(19)
Administrative charges (note 2c)	-	-	(3)	-	(3)	(25)	(16)	(4)
Adjustments to maintain reserves	163	133	(759)	436	(82)	(803)	371	(1,036)

Net equity transactions	(45,887)	11	(3,845)	(2,307)	(19,945)	(100,903)	(22,769)	(3,170)

Net change in contract owners’ equity	(44,327)	(1,877)	(3,369)	(6,830)	(21,935)	(80,425)	(51,885)	9,772
Contract owners’ equity beginning of period	54,518	56,395	41,122	47,952	185,347	265,772	156,113	146,341

Contract owners’ equity end of period	$10,191	54,518	37,753	41,122	163,412	185,347	104,228	156,113

CHANGES IN UNITS:
Beginning units	55	55	45	47	137	217	92	94
Units purchased	-	-	1	12	1	9	-	-
Units redeemed	(45)	-	(5)	(14)	(15)	(89)	(15)	(2)

Ending units	10	55	41	45	123	137	77	92

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVDF		SVOF
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,776)	(2,529)	(1,432)	(1,150)
Realized gain (loss) on investments	4,064	4,284	2,839	2,064
Change in unrealized gain (loss) on investments	(29,284)	55,795	7,720	23,206
Reinvested capital gains	25,355	4,962	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,641)	62,512	9,127	24,120

Equity transactions:
Purchase payments received from contract owners (note 2a)	(125)	(126)	(87)	(85)
Transfers between subaccounts (including fixed account), net (note 3)	812	(2,051)	(813)	(493)
Redemptions (note 2)	(6,047)	(4,419)	(4,160)	(4,381)
Net policy repayments (loans) (note 2b)	-	-	-	-
Administrative charges (note 2c)	(11)	-	-	-
Adjustments to maintain reserves	(81)	142	127	3

Net equity transactions	(5,452)	(6,454)	(4,933)	(4,956)

Net change in contract owners’ equity	(8,093)	56,058	4,194	19,164
Contract owners’ equity beginning of period	209,226	153,168	105,279	86,115

Contract owners’ equity end of period	$201,133	209,226	109,473	105,279

CHANGES IN UNITS:
Beginning units	315	327	111	117
Units purchased	2	-	-	-
Units redeemed	(11)	(12)	(5)	(6)

Ending units	306	315	106	111

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident (NLICA) VA Separate Account 1 (the Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

DREYFUS CORPORATION

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Growth Series - Service Class (MEGSS)*

  Investors Trust Series - Service Class (MVITSC)*

  New Discovery Series - Service Class (MNDSC)*

  Research Series - Service Class (MVRSC)*

NATIONWIDE FUNDS GROUP

  NVIT Nationwide Fund - Class IV (TRF4)

  NVIT Government Bond Fund - Class IV (GBF4)

  American Century NVIT Growth Fund - Class IV (CAF4)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

  NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

  NVIT S&P 500 Index Fund - Class IV (GVEX4)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Invesco NVIT Comstock Value Fund - Class IV (EIF4)

  NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

  Variable Series I - DWS Bond VIP - Class A (SVSB1)

  Variable Series I - DWS Core Equity VIP - Class A  (SVSGI1)

  Variable Series I - DWS International VIP - Class A (SVSI1)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Volatility Fund II (FVU2)

  Fund for US Government Securities II (FVUS2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP Overseas Portfolio - Service Class 2 (FO2)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  High Yield Portfolio - Administrative Class (PMVHYA)*

  Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Unconstrained Emerging Markets Bond Fund -  Initial Class (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

  Advantage VT Discovery Fund (SVDF)

  Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2014, contract owners were not invested in the fund.

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 4).

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 - 5% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 contract years (surrender charges ranges from 0 - 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 - 9 contract years following a premium payment (surrender charges ranges from 0 - 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with contract maintenance charges in the Statement of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(b) Contract Loans

Contract provisions allow contract owners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(c) Administrative Charges

An annual administrative fee of $0 - $30 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. An optional annual deduction for an additional death benefit rider may be made (0.25% of the contract account value). During any given contract year, the first twelve transfers by contract owners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contract owners will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(d) Mortality and Expense Risk Charges

In addition, to compensate for costs associated with administration of the contracts, for some contracts the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations. The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $11,091 and $31,405, respectively, and total transfers from the Account to the fixed account were $1,795 and $1,202, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$10,034,842	$-	$-	$10,034,842

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

		Purchases of Investments	Sales of Investments
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)		$16,803	$26,322
NVIT Nationwide Fund - Class IV (TRF4)		5,067	95,564
NVIT Government Bond Fund - Class IV (GBF4)		5,303	5,151
American Century NVIT Growth Fund - Class IV (CAF4)		456	14,485
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		1,473	27,089
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)		10,212	28,661
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		47,692	99,054
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)		14,381	61,489
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)		37,936	32,283
NVIT S&P 500 Index Fund - Class IV (GVEX4)		24,043	308,818
NVIT Large Cap Growth Fund - Class I (NVOLG1)		161,300	191,825
NVIT Large Cap Growth Fund - Class II (NVOLG2)		600	67,037
Invesco NVIT Comstock Value Fund - Class IV (EIF4)		3,059	29,189
NVIT Money Market Fund - Class IV (SAM4)		851	200,094
Growth and Income Portfolio - Initial Shares (DGI)		2,031	91,823
Variable Series I - DWS Bond VIP - Class A (SVSB1)		7,259	19,732
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)		6,770	62,721
Variable Series I - DWS International VIP - Class A (SVSI1)		6,567	31,346
Managed Volatility Fund II (FVU2)		6,848	2,133
Fund for US Government Securities II (FVUS2)		4,883	45,395
Equity-Income Portfolio - Initial Class (FEIP)		36,590	172,285
High Income Portfolio - Initial Class (FHIP)		12,537	24,053
VIP Asset Manager Portfolio - Initial Class (FAMP)		37,606	100,246
VIP Growth Portfolio - Initial Class (FGP)		1,950	228,306
VIP Growth Portfolio - Service Class 2 (FG2)		-	28,324
VIP Overseas Portfolio - Service Class 2 (FO2)		218	9,597
High Yield Portfolio - Administrative Class (PMVHYA)		641	19,976
Total Return Portfolio - Administrative Class (PMVTRA)		677	46,591
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)		6,105	4,211
VIP Trust Emerging Markets Fund - Initial Class (VWEM)		23,577	23,420
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		440	25,542
Advantage VT Discovery Fund (SVDF)		26,025	8,802
Advantage VT Opportunity Fund - Class 2 (SVOF)		136	6,629

	Total	$510,036	$2,138,193

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	1.40%	132	$1,688.89	$222,934	1.04%	11.88%
2013	1.40%	147	1,509.62	221,914	1.22%	32.48%
2012	1.40%	180	1,139.53	205,116	0.99%	10.41%
2011	1.40%	318	1,032.05	328,192	0.92%	-0.50%
2010	1.40%	359	1,037.22	372,363	0.92%	13.22%
NVIT Nationwide Fund - Class IV (TRF4)
2014	1.20% to 1.40%	285	192.13 to 1,679.58	417,695	1.12%	10.89% to 10.67%
2013	1.20% to 1.40%	342	173.25 to 1,517.62	463,907	1.33%	29.44% to 29.18%
2012	1.20% to 1.40%	428	133.84 to 1,174.78	394,547	1.25%	12.85% to 12.63%
2011	1.20% to 1.40%	531	118.60 to 1,043.05	454,944	1.10%	-0.56% to -0.76%
2010	1.20% to 1.40%	652	119.27 to 1,051.06	572,545	1.04%	12.13% to 11.90%
NVIT Government Bond Fund - Class IV (GBF4)
2014	1.40%	269	990.88	266,546	2.00%	3.12%
2013	1.40%	271	960.86	260,394	2.06%	-5.47%
2012	1.40%	192	1,016.44	195,156	2.12%	1.63%
2011	1.40%	213	1,000.17	213,037	2.83%	5.86%
2010	1.40%	285	944.81	269,271	2.80%	3.33%
American Century NVIT Growth Fund - Class IV (CAF4)
2014	1.40%	162	819.78	132,805	0.34%	9.78%
2013	1.40%	179	746.76	133,671	0.69%	27.94%
2012	1.40%	191	583.69	111,485	0.56%	12.43%
2011	1.40%	204	519.14	105,905	0.58%	-2.07%
2010	1.40%	224	530.11	118,744	0.58%	17.59%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	1.20% to 1.40%	214	84.72 to 837.62	64,894	1.53%	3.93% to 3.72%
2013	1.20% to 1.40%	246	81.52 to 807.59	87,577	1.58%	15.24% to 15.01%
2012	1.20% to 1.40%	519	70.74 to 702.21	118,103	1.58%	9.49% to 9.27%
2011	1.20% to 1.40%	572	64.61 to 642.65	136,958	2.13%	-1.23% to -1.43%
2010	1.20% to 1.40%	598	65.42 to 651.95	149,388	2.16%	9.59% to 9.37%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2014	1.20% to 1.40%	134	141.76 to 1,127.91	115,781	4.24%	-10.54% to -10.72%
2013	1.20% to 1.40%	152	158.46 to 1,263.38	151,151	2.03%	20.01% to 19.77%
2012	1.20% to 1.40%	253	132.05 to 1,054.87	178,291	0.33%	15.76% to 15.52%
2011	1.20% to 1.40%	309	114.07 to 913.13	203,849	1.76%	-17.16% to -17.32%
2010	1.20% to 1.40%	344	137.70 to 1,104.43	272,616	2.01%	4.93% to 4.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.20% to 1.40%	355	116.97 to 1,156.51	308,687	0.00%	2.79% to 2.59%
2013	1.20% to 1.40%	444	113.79 to 1,127.33	401,209	0.00%	37.29% to 37.01%
2012	1.20% to 1.40%	500	82.89 to 822.78	335,183	0.00%	13.53% to 13.30%
2011	1.20% to 1.40%	612	73.01 to 726.18	372,574	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	708	77.15 to 768.92	436,481	0.00%	25.31% to 25.06%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2014	1.40%	82	1,283.96	105,284	0.49%	5.54%
2013	1.40%	131	1,216.62	159,377	0.67%	38.45%
2012	1.40%	215	878.72	188,926	0.80%	18.90%
2011	1.40%	261	739.06	192,896	0.43%	-6.48%
2010	1.40%	279	790.29	220,490	0.67%	24.85%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2014	1.40%	210	1,128.50	236,986	0.16%	-0.59%
2013	1.40%	236	1,135.15	267,894	0.15%	38.99%
2012	1.40%	312	816.70	254,810	0.16%	13.90%
2011	1.40%	349	717.03	250,243	0.52%	-6.87%
2010	1.40%	390	769.94	300,277	0.29%	23.60%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2014	1.40%	548	2,367.47	1,297,376	1.61%	11.72%
2013	1.40%	675	2,119.21	1,430,464	1.84%	30.24%
2012	1.40%	788	1,627.16	1,282,199	1.80%	14.12%
2011	1.40%	951	1,425.84	1,355,970	1.68%	0.34%
2010	1.40%	1,070	1,420.99	1,520,456	1.72%	13.13%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	1.40%	1,266	1,132.61	1,433,886	0.71%	7.29%
2013	1.40%	1,423	1,055.68	1,502,235	0.77%	34.80%
2012	1.40%	1,657	783.13	1,297,640	0.64%	17.03%
2011	1.40%	2,376	669.16	1,589,918	0.68%	-3.59%
2010	1.40%	2,738	694.08	1,900,380	0.00%	7.29%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	1.40%	5	1,116.38	5,582	0.06%	7.05%
2013	1.40%	66	1,042.83	68,827	0.54%	34.39%
2012	1.40%	67	775.96	51,989	0.47%	16.77%
2011	1.40%	67	664.51	44,522	0.44%	-3.85%
2010	1.40%	67	691.10	92,608	0.01%	7.01%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2014	1.40%	171	$1,009.88	$172,690	1.65%	7.69%
2013	1.40%	200	937.77	187,553	0.00%	33.76%
2012	1.40%	227	701.11	159,151	1.26%	16.82%
2011	1.40%	250	600.19	150,046	1.32%	-3.67%
2010	1.40%	265	623.08	165,116	1.52%	14.04%
NVIT Money Market Fund - Class IV (SAM4)
2014	1.40%	1,021	655.98	669,753	0.00%	-1.40%
2013	1.40%	1,306	665.29	868,871	0.00%	-1.40%
2012	1.40%	1,410	674.74	951,380	0.00%	-1.40%
2011	1.40%	1,659	684.34	1,135,328	0.00%	-1.40%
2010	1.40%	2,553	694.03	1,771,869	0.00%	-1.40%
Growth and Income Portfolio - Initial Shares (DGI)
2014	1.40%	136	1,693.28	230,286	0.77%	8.54%
2013	1.40%	192	1,559.98	299,517	0.92%	34.88%
2012	1.40%	183	1,156.55	211,649	1.30%	16.43%
2011	1.40%	388	993.36	385,424	1.25%	-4.14%
2010	1.40%	415	1,036.29	430,061	1.22%	16.96%
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2014	1.40%	223	889.41	198,339	3.52%	5.15%
2013	1.40%	242	845.85	204,696	3.68%	-4.38%
2012	1.40%	223	884.58	197,260	4.27%	6.27%
2011	1.40%	341	832.38	283,842	4.38%	4.22%
2010	1.40%	386	798.68	308,291	4.64%	5.31%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2014	1.40%	353	1,561.40	551,173	1.09%	10.27%
2013	1.40%	391	1,415.97	553,645	1.42%	35.42%
2012	1.40%	419	1,045.63	438,118	1.23%	14.20%
2011	1.40%	618	915.61	565,845	1.29%	-1.53%
2010	1.40%	696	929.83	647,164	1.63%	12.81%
Variable Series I - DWS International VIP - Class A (SVSI1)
2014	1.40%	211	762.96	160,985	1.77%	-12.99%
2013	1.40%	244	876.89	213,961	5.11%	18.56%
2012	1.40%	282	739.64	208,577	2.15%	18.97%
2011	1.40%	300	621.73	186,518	1.82%	-17.83%
2010	1.40%	404	756.63	305,677	2.27%	0.21%
Managed Volatility Fund II (FVU2)
2014	1.40%	53	1,259.93	66,776	3.22%	2.47%
2013	1.40%	54	1,229.61	66,399	2.97%	20.05%
2012	1.40%	59	1,024.24	60,430	2.92%	11.97%
2011	1.40%	60	914.76	54,886	3.91%	3.32%
2010	1.40%	65	885.37	57,549	6.61%	10.53%
Fund for US Government Securities II (FVUS2)
2014	1.40%	122	981.50	119,744	3.22%	3.17%
2013	1.40%	166	951.37	157,928	3.34%	-3.41%
2012	1.40%	176	984.99	173,358	3.80%	1.54%
2011	1.40%	179	970.04	173,638	4.22%	4.31%
2010	1.40%	205	929.95	190,641	5.05%	3.71%
Equity-Income Portfolio - Initial Class (FEIP)
2014	1.40%	358	2,158.97	772,911	2.76%	7.21%
2013	1.40%	436	2,013.84	878,034	2.52%	26.37%
2012	1.40%	467	1,593.64	744,232	2.91%	15.67%
2011	1.40%	552	1,377.71	760,497	2.31%	-0.43%
2010	1.40%	705	1,383.65	975,477	1.72%	13.55%
High Income Portfolio - Initial Class (FHIP)
2014	1.40%	176	1,166.43	205,292	5.44%	-0.25%
2013	1.40%	193	1,169.37	225,688	5.58%	4.47%
2012	1.40%	204	1,119.29	228,334	5.43%	12.64%
2011	1.40%	253	993.71	251,410	7.00%	2.59%
2010	1.40%	288	968.64	278,968	6.94%	12.24%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	1.40%	372	1,465.08	545,009	1.39%	4.36%
2013	1.40%	435	1,403.85	610,674	1.58%	14.10%
2012	1.40%	469	1,230.39	577,051	1.50%	10.91%
2011	1.40%	574	1,109.31	636,744	2.25%	-3.91%
2010	1.40%	497	1,154.48	573,775	1.68%	12.68%
VIP Growth Portfolio - Initial Class (FGP)
2014	1.40%	522	2,028.85	1,059,057	0.17%	9.75%
2013	1.40%	628	1,848.60	1,160,921	0.29%	34.44%
2012	1.40%	697	1,375.02	958,389	0.56%	13.09%
2011	1.40%	834	1,215.85	1,014,020	0.34%	-1.19%
2010	1.40%	993	1,230.47	1,221,853	0.27%	22.45%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth Portfolio - Service Class 2 (FG2)
2014	1.40%	57	$566.35	$32,282	0.00%	9.47%
2013	1.40%	106	517.36	54,840	0.05%	34.11%
2012	1.40%	141	385.77	54,394	0.36%	12.81%
2011	1.40%	142	341.97	48,560	0.13%	-1.42%
2010	1.40%	142	346.89	49,259	0.03%	22.14%
VIP Overseas Portfolio - Service Class 2 (FO2)
2014	1.40%	34	521.99	17,748	0.85%	-9.57%
2013	1.40%	51	577.24	29,439	1.12%	28.36%
2012	1.40%	68	449.71	30,580	1.77%	18.70%
2011	1.40%	68	378.86	25,763	1.15%	-18.49%
2010	1.40%	68	464.79	31,606	1.09%	11.26%
High Yield Portfolio - Administrative Class (PMVHYA)
2013	1.40%	19	1,003.90	19,074	5.45%	4.26%
2012	1.40%	19	962.92	18,296	5.78%	12.71%
2011	1.40%	19	854.30	16,232	6.97%	1.89%
2010	1.40%	19	838.42	15,930	9.36%	12.90%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	1.40%	10	1,019.10	10,191	1.78%	2.81%
2013	1.40%	55	991.24	54,518	2.20%	-3.33%
2012	1.40%	55	1,025.36	56,395	2.57%	8.06%
2011	1.40%	55	948.87	52,188	2.63%	2.16%
2010	1.40%	56	928.82	52,014	2.58%	6.60%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	1.40%	41	920.80	37,753	5.24%	0.76%
2013	1.40%	45	913.82	41,122	2.27%	-10.43%
2012	1.40%	47	1,020.25	47,952	4.15%	4.08%
2011	1.40%	122	980.27	119,592	7.64%	6.64%
2010	1.40%	132	919.22	121,337	5.05%	4.72%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	1.40%	123	1,328.55	163,412	0.53%	-1.80%
2013	1.40%	137	1,352.90	185,347	1.78%	10.46%
2012	1.40%	217	1,224.75	265,772	0.00%	28.00%
2011	1.40%	234	956.84	223,901	0.96%	-26.77%
2010	1.40%	262	1,306.61	342,332	0.67%	25.08%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	1.40%	77	1,353.61	104,228	0.09%	-20.23%
2013	1.40%	92	1,696.88	156,113	0.67%	9.00%
2012	1.40%	94	1,556.81	146,341	0.62%	1.95%
2011	1.40%	100	1,527.11	152,711	1.14%	-17.61%
2010	1.40%	112	1,853.53	207,595	0.36%	27.44%
Advantage VT Discovery Fund (SVDF)
2014	1.40%	306	657.30	201,133	0.00%	-1.04%
2013	1.40%	315	664.21	209,226	0.01%	41.80%
2012	1.40%	327	468.40	153,168	0.00%	16.09%
2011	1.40%	336	403.47	135,564	0.00%	-0.97%
2010	1.40%	384	407.42	156,449	0.00%	33.66%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	1.40%	106	1,032.77	109,473	0.06%	8.89%
2013	1.40%	111	948.46	105,279	0.20%	28.86%
2012	1.40%	117	736.03	86,115	0.10%	13.91%
2011	1.40%	118	646.14	76,244	0.14%	-6.83%
2010	1.40%	171	693.51	118,590	0.82%	22.04%

2014	Contract owners equity:			$10,036,691
2013	Contract owners equity:			$11,431,465
2012	Contract owners equity:			$10,380,387
2011	Contract owners equity:			$11,697,961
2010	Contract owners equity:			$14,247,172

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.